Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2017-4

Collection Period	5/01/19-5/31/19
Determination Date	6/10/2019
Distribution Date	6/17/2019

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-08.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$687,923,419.63
2.	Collections allocable to Principal		$23,966,711.83
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$934,645.65
5.	Pool Balance on the close of the last day of the related Collection Period		$663,022,062.15
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		51,719
7.	Initial Pool Balance		$1,280,000,020.80
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$79,215,440.28	$59,930,085.82
	c. Class A-2b Floating Rate Note Balance	$23,067,979.24	$17,451,976.22
	d. Class A-3 Note Balance	$378,000,000.00	$378,000,000.00
	e. Class A-4 Note Balance	$112,280,000.00	$112,280,000.00
	f. Class B Note Balance	$34,560,000.00	$34,560,000.00
	g. Class C Note Balance	$31,360,000.00	$31,360,000.00
	h. Class D Note Balance	$22,400,000.00	$22,400,000.00
	i. Note Balance (sum a - h)	$680,883,419.52	$655,982,062.04
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.2306798	0.1745198
	c. Class A-2b Floating Rate Note Pool Factor	0.2306798	0.1745198
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.5319402	0.5124860
10.	Overcollateralization Target Amount		$7,040,000.11
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$7,040,000.11
12.	Weighted Average Coupon		7.54%
13.	Weighted Average Original Term	months	66.40
14.	Weighted Average Remaining Term	months	43.75
15.	1-Month LIBOR for the interest period ending 6/16/2019		2.43963%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 6/16/2019		2.56963%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$4,442,038.91
	b. Liquidation Proceeds allocable to Finance Charge		$1,652.97
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$4,443,691.88
18.	Principal:
	a. Collections allocable to Principal		$23,966,711.83
	b. Liquidation Proceeds allocable to Principal		$510,419.25
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$24,477,131.08
19.	Total Finance Charge and Principal Collections (17d + 18d)		$28,920,822.96
20.	Interest Income from Collection Account		$45,617.05
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$28,966,440.01

Available Funds
23.	Available Collections	$28,966,440.01
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$28,966,440.01
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$573,269.52
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$573,269.52
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$118,823.16
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$118,823.16
	i. Class A-2b Monthly Interest	$54,336.49
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$54,336.49
	m. Class A-3 Monthly Interest	$664,650.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	664,650.00
	q. Class A-4 Monthly Interest	$218,010.33
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$218,010.33
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$70,848.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$70,848.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$70,560.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$70,560.00
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$61,600.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

d. Total Class D Note Interest (sum a - c)	$61,600.00

36.	Quaternary Principal Distributable Amount	$17,861,357.37
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$19,693,454.87
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$7,040,000.11
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$4,443,691.88
	b. Total Daily Deposits of Principal Collections	$24,477,131.08
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$45,617.05
	e. Total Deposits to Collection Account (sum a - d)	$28,966,440.01
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$573,269.52
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$26,160,185.46
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,232,985.03
	f. Total Withdrawals from Collection Account (sum a - e)	$28,966,440.01
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$118,823.16
	c. Class A-2b Interest Distribution	$54,336.49
	d. Class A-3 Interest Distribution	$664,650.00
	e. Class A-4 Interest Distribution	$218,010.33
	f. Class B Interest Distribution	$70,848.00
	g. Class C Interest Distribution	$70,560.00
	h. Class D Interest Distribution	$61,600.00
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$19,285,354.46
	k. Class A-2b Principal Distribution	$5,616,003.02
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$26,160,185.46
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$19,404,177.62
	c. Class A-2b Distribution	$5,670,339.51
	d. Class A-3 Distribution	$664,650.00
	e. Class A-4 Distribution	$218,010.33
	f. Class B Distribution	$70,848.00
	g. Class C Distribution	$70,560.00
	h. Class D Distribution	$61,600.00
	i. Total Withdrawals from Note Payment Account (sum a - h)	$26,160,185.46

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$2,232,985.03
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$2,232,985.03
Required Reserve Account Amount
49.	Required Reserve Account Amount (0.25% of Initial Pool Balance)	$3,200,000.05
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,200,000.05
51.	Investment Earnings	$6,412.73
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,206,412.78
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$6,412.73
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,200,000.05
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$573,269.52
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$26,160,185.46
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$2,232,985.03
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$6,412.73
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$19,404,177.62
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$5,670,339.51
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$664,650.00
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$218,010.33
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$70,848.00
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$70,560.00
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$61,600.00
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$2,232,985.03

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	1,018	$14,823,178.94
	b. 61 to 90 days past due	442	$6,510,650.03
	c. 91 to 120 days past due	123	$1,410,344.11
	d. 121 or more days past due	1	$16,070.26
	e. Total Past Due (sum a - d)	1,584	$22,760,243.34
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		3.4328%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	71	$934,645.65
77.	Recoveries	195	$512,072.22
78.	Net Losses (Ln 76 - Ln 77)		$422,573.43
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.0614%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	1,572	$23,322,668.44
81.	Recoveries	1,280	$10,373,451.23
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$12,949,217.21
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		1.0117%
84.	Average Net Loss on Defaulted Receivables		$8,237.42

Servicer Covenant
85.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,348,352,000.00
86.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on June 10, 2019.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer